Related Party Arrangements - Narrative - Investment Management Fee (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Advisor [Member] | Investment Management Fee [Member]
Related Party Transaction [Line Items]
Monthly investment management fee, percentage	0.0833%	0.0833%